Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Right-of-use assets and lease liabilities
Schedule of right-of-use assets for long-term operating leases

(In thousands)	Office leases
Balance at January 1, 2019 on adoption of ASC 842 Leases	11,819
Additions	3,830
Modification of operating lease	(1,107)
Amortization	(5,634)
Effect of foreign currency exchange differences	(161)
Net book amount at December 31, 2019	8,747
Additions	500
Modification of operating lease	(3,825)
Amortization	(3,685)
Effect of foreign currency exchange differences	217
Net book amount at December 31, 2020	1,954

Schedule of undiscounted cash payment

The undiscounted cash payment for each of the next five years as of December 31, 2019 is:

(In thousands)
2020	5,034
2021	3,000
2022	1,279
Total undiscounted payments	9,313
Less: effect of discounting	(488)
Discounted lease liabilities	8,825

The undiscounted cash payment for each of the next five years as of December 31, 2020 is:

(In thousands)
2021	1,998
2022	28
Total undiscounted payments	2,026
Less: effect of discounting	(38)
Discounted lease liabilities	1,988